UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-2192

The Dreyfus Third Century Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette Farragher 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	8/31/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Third Century Fund, Inc.
August 31, 2012 (Unaudited)

Common Stocks--98.9%	Shares	Value ($)
Automobiles & Components--1.1%
Thor Industries	87,900	2,763,576
Banks--6.4%
Comerica	148,800	4,569,648
First Horizon National	191,679	1,717,444
KeyCorp	586,900	4,947,567
People's United Financial	95,600	1,144,332
PNC Financial Services Group	29,500	1,833,720
Regions Financial	292,400	2,035,104
		16,247,815
Capital Goods--7.9%
3M	37,600	3,481,760
Caterpillar	22,300	1,902,859
Cummins	31,700	3,078,387
Donaldson	58,250	2,055,643
Fluor	24,300	1,251,450
General Electric	90,700	1,878,397
Parker Hannifin	31,100	2,487,378
United Technologies	49,250	3,932,612
		20,068,486
Commercial & Professional Services--.4%
Brink's	44,400	988,344
Consumer Services--1.4%
Marriott International, Cl. A	98,100	3,696,408
Diversified Financials--5.2%
American Express	64,800	3,777,840
Discover Financial Services	101,375	3,926,254
NASDAQ OMX Group	82,600	1,889,062
Northern Trust	42,400	1,969,056
Waddell & Reed Financial, Cl. A	56,100	1,660,560
		13,222,772

Energy--8.8%
Apache	35,600	3,052,700
Bristow Group	52,500	2,461,725
Denbury Resources	221,700a	3,434,133
Devon Energy	53,200	3,076,556
EnCana	100,100	2,222,220
Hess	29,800	1,505,794
Noble Energy	31,400	2,760,060
Pioneer Natural Resources	20,700	2,015,352
Sunoco	40,600	1,915,914
		22,444,454
Food & Staples Retailing--4.0%
Costco Wholesale	52,575	5,145,515
Kroger	55,100	1,227,628
Whole Foods Market	38,800	3,753,900
		10,127,043
Food, Beverage & Tobacco--4.1%
Bunge	21,100	1,343,015
Campbell Soup	113,500b	3,988,390
Coca-Cola Enterprises	53,800	1,588,714
ConAgra Foods	70,200	1,762,722
Hormel Foods	60,900	1,749,048
		10,431,889
Health Care Equipment & Services--3.0%
Becton Dickinson & Co.	16,150	1,227,077
DaVita	45,600a	4,435,512
Humana	27,850	1,951,728
		7,614,317
Household & Personal Products--3.0%
Clorox	17,300	1,258,575
Estee Lauder, Cl. A	77,900	4,670,105
Procter & Gamble	26,550	1,783,894
		7,712,574
Insurance--1.3%
Aflac	69,600	3,214,128
Materials--2.5%
Ball	65,300	2,753,701

Domtar	31,500	2,281,860
Rockwood Holdings	25,800	1,221,372
		6,256,933
Media--1.2%
Discovery Communications, Cl. A	56,900a	3,120,396
Pharmaceuticals, Biotech & Life Sciences--10.8%
Agilent Technologies	68,500	2,545,460
Amgen	18,625	1,563,010
AstraZeneca, ADR	57,975	2,712,650
Biogen Idec	23,200a	3,400,888
Bristol-Myers Squibb	170,700	5,634,807
Celgene	37,400a	2,694,296
Life Technologies	87,800a	4,188,938
Novartis, ADR	46,825	2,763,143
Waters	26,200a	2,100,978
		27,604,170
Retailing--4.1%
Best Buy	148,300b	2,630,842
Kohl's	19,800	1,033,560
Nordstrom	54,900	3,174,867
O'Reilly Automotive	21,200a	1,800,940
Staples	164,700	1,798,524
		10,438,733
Semiconductors & Semiconductor Equipment--3.1%
Advanced Micro Devices	202,500a	753,300
Applied Materials	349,900	4,090,331
LSI	398,400a	3,103,536
		7,947,167
Software & Services--12.8%
Accenture, Cl. A	21,800	1,342,880
Akamai Technologies	59,700a	2,239,347
BMC Software	28,600a	1,184,040
CA	81,500	2,121,445
International Business Machines	33,250	6,478,763
Intuit	33,100	1,937,674
Microsoft	175,100	5,396,582
Oracle	134,675	4,262,464

Symantec	154,550a	2,755,626
VistaPrint	85,000a,b	3,065,950
Western Union	98,175	1,728,862
		32,513,633
Technology Hardware & Equipment--10.6%
Apple	14,475	9,629,349
Avnet	48,450a	1,560,575
Cisco Systems	229,225	4,373,613
Dell	276,700a	2,930,253
EMC	128,625a	3,381,551
Hewlett-Packard	114,000	1,924,320
Motorola Solutions	64,400	3,069,304
		26,868,965
Telecommunication Services--2.8%
Verizon Communications	168,800	7,248,272
Transportation--1.0%
United Parcel Service, Cl. B	33,000	2,435,730
Utilities--3.4%
Consolidated Edison	53,600	3,249,232
Pinnacle West Capital	52,700	2,707,199
Xcel Energy	92,800	2,588,192
		8,544,623
Total Common Stocks
(cost $220,483,536)		251,510,428

Other Investment--1.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,850,902)	2,850,902[c]	2,850,902
Investment of Cash Collateral for
Securities Loaned--3.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $7,939,386)	7,939,386[c]	7,939,386
Total Investments (cost $231,273,824)	103.1%	262,300,716

Liabilities, Less Cash and Receivables	(3.1%)	(7,815,694)
Net Assets	100.0%	254,485,022

ADR - American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At August 31, 2012, the value of the fund's securities on loan was $7,668,265 and the value of the collateral held by the fund was $7,939,386.
c Investment in affiliated money market mutual fund.

At August 31, 2012, net unrealized appreciation on investments was $31,026,892 of which $40,774,478 related to appreciated investment securities and $9,747,586 related to depreciated investment securities. At August 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	12.8
Pharmaceuticals, Biotech & Life Sciences	10.8
Technology Hardware & Equipment	10.6
Energy	8.8
Capital Goods	7.9
Banks	6.4
Diversified Financials	5.2
Money Market Investments	4.2
Food, Beverage & Tobacco	4.1
Retailing	4.1
Food & Staples Retailing	4.0
Utilities	3.4
Semiconductors & Semiconductor Equipment	3.1
Health Care Equipment & Services	3.0
Household & Personal Products	3.0
Telecommunication Services	2.8
Materials	2.5
Consumer Services	1.4
Insurance	1.3
Media	1.2
Automobiles & Components	1.1
Transportation	1.0

Commercial & Professional Services	.4
103.1

† Based on net assets.

The following is a summary of the inputs used as of August 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	240,746,465	-	-	240,746,465
Equity Securities - Foreign+	10,763,963	-	-	10,763,963
Mutual Funds	10,790,288	-	-	10,790,288

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Third Century Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 22, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	October 22, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)